Shareholder Report, Average Annual Return (Details) DFB7_Emerging Markets Core Equity 2 Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Core Equity 2 Portfolio (formerly, Emerging Markets Core Equity Portfolio) – Institutional
Average Annual Return, Percent	23.82%	10.83%	8.52%
MSCI Emerging Markets Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net div.)
Average Annual Return, Percent	27.91%	7.46%	7.69%